Transfer of Financial Assets, Assets Pledged and Received as Collateral - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Year-to-date P&L
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 38	€ 50
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	38	50
Cumulative P&L
Transferred Assets with on-going Involvement II [line items]
Securitization notes	239	220
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	239	220
Gain/(loss) on disposal
Transferred Assets with on-going Involvement II [line items]
Securitization notes	23	25
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 23	€ 25